Property and Equipment, Net - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,057	$ 3,084	$ 2,811
Less: accumulated depreciation and amortization	(1,014)	(850)	(492)
Property and equipment, net	2,043	2,234	2,319
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,278	1,278	1,064
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	423	450	400
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,356	$ 1,356	$ 1,347